Pay vs Performance Disclosure	12 Months Ended
	Oct. 27, 2024 USD ($) item	Oct. 29, 2023 USD ($) item	Oct. 30, 2022 USD ($) item	Oct. 31, 2021 USD ($) item
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

pay versus performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Pay versus Performance

			Average	Average	Value of Initial
	Summary		Summary	Compensation	Fixed $100 Investment			Operating
	Compensation	Compensation	Compensation Table	Actually Paid	based on:(4)			Return on
Fiscal	Table Total	Actually Paid	Total for Non-PEO	to Non-PEO		Peer Group		Operating
Year	for PEO(1) ($)	to PEO(1)(2)(3) ($)	NEOs(1) ($)	NEOs(1)(2)(3) ($)	TSR ($)	TSR ($)	Net Income(5)	Assets(6)
2024	$27,801,672	$31,011,148	$7,574,559	$8,156,223	189.96	190.66	7,088	35.9%
2023	$26,722,519	$28,995,124	$7,763,381	$8,503,136	165.72	133.62	10,155	52.5%
2022	$20,300,151	$38,631,080	$5,243,700	$8,863,842	179.84	128.81	7,130	39.8%
2021	$19,912,826	$48,000,087	$6,571,828	$15,050,369	153.17	139.83	5,965	38.1%

(1)	Mr. May was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Ryan D. Campbell	Ryan D. Campbell	Ryan D. Campbell	Ryan D. Campbell
Marc A. Howze	Marc A. Howze	Joshua A. Jepsen	Joshua A. Jepsen
Rajesh Kalathur	Joshua A. Jepsen	Cory J. Reed	Rajesh Kalathur
Cory J. Reed	Mary K. W. Jones	Justin R. Rose	Cory J. Reed
Rajesh Kalathur
Cory J. Reed

(2)	Compensation Actually Paid amounts are calculated using the fair value or change in fair value, as applicable, of equity award adjustments in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
(3)	Compensation Actually Paid reflects adjustments made to total compensation amounts as reported in the Summary Compensation Table for the applicable year for the PEO and Non-PEO NEOs, as set forth below, computed in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with FASB ASC Topic 718.

				Exclusion of
	Summary	Exclusion of	Inclusion of	Stock Awards
	Compensation	Change in	Pension Service	and Option	Inclusion of	Compensation
Fiscal	Table Total for	Pension Value for	Cost for	Awards for	Equity Values for	Actually Paid to
Year	John C. May(1) ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)
2024	$27,801,672	$(1,698,832)	$332,987	$(17,491,573)	$22,066,894	$31,011,148
2023	$26,722,519	$(436,715)	$313,488	$(18,180,007)	$20,575,839	$28,995,124
2022	$20,300,151	$—	$413,778	$(11,234,238)	$29,151,389	$38,631,080
2021	$19,912,826	$(741,736)	$384,230	$(9,290,187)	$37,734,954	$48,000,087

	Average			Exclusion of
	Summary	Exclusion of	Inclusion of	Average Stock	Inclusion of	Average
	Compensation	Average Change in	Average Pension	Awards and Option	Average Equity	Compensation
Fiscal	Table Total for	Pension Value for	Service cost for	Awards for	Values for	Actually Paid to
Year	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)
2024	$7,574,559	$(557,690)	$139,750	$(4,077,272)	$5,076,876	$8,156,223
2023	$7,763,381	$(83,812)	$86,951	$(4,788,595)	$5,525,211	$8,503,136
2022	$5,243,700	$—	$189,347	$(1,924,893)	$5,355,688	$8,863,842
2021	$6,571,828	$(339,277)	$232,162	$(2,121,595)	$10,707,251	$15,050,369

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Inclusion of
	Year-End		Inclusion of
	Fair Value of		Vesting Date	Inclusion of	Exclusion of Prior
	Equity Awards	Inclusion of	Fair Value of	Change in Fair	Year-End Fair
	Granted During	Change in	Equity Awards	Value of Equity	Value of Equity	Inclusion of
	the Year That	Fair Value from	Granted During	Awards Granted	Awards Granted	Dividends or Other
	Remained	Last Day of Prior	the Year that	in Prior Years	in Prior Years	Earnings Paid on
	Unvested at	Year to	Vested During	that Vested in	that Failed to Vest	Equity Awards Not	Total - Inclusion
	Applicable	Applicable	the Applicable	the Applicable	in the Applicable	Otherwise	of Equity
Fiscal	Year-End for	Year-End for	Year for	Year for	Year for	Included for	Values for
Year	John C. May(1) ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)
2024	$20,759,326	$1,623,711	$—	$(316,143)	$—	$—	$22,066,894
2023	$21,044,235	$(3,635,148)	$—	$3,166,752	$—	$—	$20,575,839
2022	$19,417,988	$8,756,697	$—	$976,704	$—	$—	$29,151,389
2021	$19,345,052	$17,530,496	$—	$859,406	$—	$—	$37,734,954

Inclusion of
	Average Year-End		Inclusion of		Exclusion of
	Fair Value of		Average Vesting	Inclusion of	Average Prior
	Equity Awards	Inclusion of	Date Fair Value	Average Change in	Year-End Fair	Inclusion of
	Granted During	Average Change in	of Equity Awards	Fair Value of	Value of Equity	Average Dividends
	the Year That	Fair Value from	Granted During	Equity Awards	Awards Granted	or Other Earnings
	Remained	Last Day of Prior	the Year that	Granted in Prior	in Prior Years	Paid on Equity
	Unvested at	Year to	Vested During	Years that Vested	that Failed to Vest	Awards Not	Total - Average
	Applicable	Applicable	the Applicable	in the Applicable	in the Applicable	Otherwise	Inclusion of
Fiscal	Year-End for	Year-End for	Year for	Year for	Year for	Included for	Equity Values for
Year	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)
2024	$4,838,984	$292,648	$—	$(54,756)	$—	$—	$5,076,876
2023	$5,552,601	$(430,014)	$—	$402,624	$—	$—	$5,525,211
2022	$3,292,511	$1,744,493	$—	$318,684	$—	$—	$5,355,688
2021	$4,330,904	$5,892,939	$—	$483,408	$—	$—	$10,707,251

Please note that any columns included in the inclusion of Equity Values tables that contain a “—” did not have an amount in that category for that year.

(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Industrials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended October 27, 2024. The comparison assumes $100 was invested for the period starting November 1, 2020, through the end of the listed year in the Company and in the S&P 500 Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	Represents the amount of total net income, in millions, as reported in the Company’s audited U.S. GAAP financial statements for each applicable fiscal year, in accordance with rules adopted by the SEC.
(6)	We determined Operating Return on Operating Assets (OROA) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023 and 2024. OROA is a non-GAAP financial measure used in our Short-Term Incentive plan, and the calculation of, and adjustments to, this measure are described in the Compensation Discussion and Analysis section above. This performance measure may not have been the most important financial performance measure in previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Operating Return on Operating Assets
Named Executive Officers, Footnote
(1)	Mr. May was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Ryan D. Campbell	Ryan D. Campbell	Ryan D. Campbell	Ryan D. Campbell
Marc A. Howze	Marc A. Howze	Joshua A. Jepsen	Joshua A. Jepsen
Rajesh Kalathur	Joshua A. Jepsen	Cory J. Reed	Rajesh Kalathur
Cory J. Reed	Mary K. W. Jones	Justin R. Rose	Cory J. Reed
Rajesh Kalathur
Cory J. Reed

Peer Group Issuers, Footnote
(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Industrials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended October 27, 2024. The comparison assumes $100 was invested for the period starting November 1, 2020, through the end of the listed year in the Company and in the S&P 500 Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 27,801,672	$ 26,722,519	$ 20,300,151	$ 19,912,826
PEO Actually Paid Compensation Amount	$ 31,011,148	28,995,124	38,631,080	48,000,087
Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid reflects adjustments made to total compensation amounts as reported in the Summary Compensation Table for the applicable year for the PEO and Non-PEO NEOs, as set forth below, computed in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with FASB ASC Topic 718.

				Exclusion of
	Summary	Exclusion of	Inclusion of	Stock Awards
	Compensation	Change in	Pension Service	and Option	Inclusion of	Compensation
Fiscal	Table Total for	Pension Value for	Cost for	Awards for	Equity Values for	Actually Paid to
Year	John C. May(1) ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)
2024	$27,801,672	$(1,698,832)	$332,987	$(17,491,573)	$22,066,894	$31,011,148
2023	$26,722,519	$(436,715)	$313,488	$(18,180,007)	$20,575,839	$28,995,124
2022	$20,300,151	$—	$413,778	$(11,234,238)	$29,151,389	$38,631,080
2021	$19,912,826	$(741,736)	$384,230	$(9,290,187)	$37,734,954	$48,000,087

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Inclusion of
	Year-End		Inclusion of
	Fair Value of		Vesting Date	Inclusion of	Exclusion of Prior
	Equity Awards	Inclusion of	Fair Value of	Change in Fair	Year-End Fair
	Granted During	Change in	Equity Awards	Value of Equity	Value of Equity	Inclusion of
	the Year That	Fair Value from	Granted During	Awards Granted	Awards Granted	Dividends or Other
	Remained	Last Day of Prior	the Year that	in Prior Years	in Prior Years	Earnings Paid on
	Unvested at	Year to	Vested During	that Vested in	that Failed to Vest	Equity Awards Not	Total - Inclusion
	Applicable	Applicable	the Applicable	the Applicable	in the Applicable	Otherwise	of Equity
Fiscal	Year-End for	Year-End for	Year for	Year for	Year for	Included for	Values for
Year	John C. May(1) ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)	John C. May ($)
2024	$20,759,326	$1,623,711	$—	$(316,143)	$—	$—	$22,066,894
2023	$21,044,235	$(3,635,148)	$—	$3,166,752	$—	$—	$20,575,839
2022	$19,417,988	$8,756,697	$—	$976,704	$—	$—	$29,151,389
2021	$19,345,052	$17,530,496	$—	$859,406	$—	$—	$37,734,954

Please note that any columns included in the inclusion of Equity Values tables that contain a “—” did not have an amount in that category for that year.

Non-PEO NEO Average Total Compensation Amount	$ 7,574,559	7,763,381	5,243,700	6,571,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,156,223	8,503,136	8,863,842	15,050,369
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid reflects adjustments made to total compensation amounts as reported in the Summary Compensation Table for the applicable year for the PEO and Non-PEO NEOs, as set forth below, computed in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with FASB ASC Topic 718.

	Average			Exclusion of
	Summary	Exclusion of	Inclusion of	Average Stock	Inclusion of	Average
	Compensation	Average Change in	Average Pension	Awards and Option	Average Equity	Compensation
Fiscal	Table Total for	Pension Value for	Service cost for	Awards for	Values for	Actually Paid to
Year	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)
2024	$7,574,559	$(557,690)	$139,750	$(4,077,272)	$5,076,876	$8,156,223
2023	$7,763,381	$(83,812)	$86,951	$(4,788,595)	$5,525,211	$8,503,136
2022	$5,243,700	$—	$189,347	$(1,924,893)	$5,355,688	$8,863,842
2021	$6,571,828	$(339,277)	$232,162	$(2,121,595)	$10,707,251	$15,050,369

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Inclusion of
	Average Year-End		Inclusion of		Exclusion of
	Fair Value of		Average Vesting	Inclusion of	Average Prior
	Equity Awards	Inclusion of	Date Fair Value	Average Change in	Year-End Fair	Inclusion of
	Granted During	Average Change in	of Equity Awards	Fair Value of	Value of Equity	Average Dividends
	the Year That	Fair Value from	Granted During	Equity Awards	Awards Granted	or Other Earnings
	Remained	Last Day of Prior	the Year that	Granted in Prior	in Prior Years	Paid on Equity
	Unvested at	Year to	Vested During	Years that Vested	that Failed to Vest	Awards Not	Total - Average
	Applicable	Applicable	the Applicable	in the Applicable	in the Applicable	Otherwise	Inclusion of
Fiscal	Year-End for	Year-End for	Year for	Year for	Year for	Included for	Equity Values for
Year	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)
2024	$4,838,984	$292,648	$—	$(54,756)	$—	$—	$5,076,876
2023	$5,552,601	$(430,014)	$—	$402,624	$—	$—	$5,525,211
2022	$3,292,511	$1,744,493	$—	$318,684	$—	$—	$5,355,688
2021	$4,330,904	$5,892,939	$—	$483,408	$—	$—	$10,707,251

Please note that any columns included in the inclusion of Equity Values tables that contain a “—” did not have an amount in that category for that year.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid, Company TSR, AND PEER GROUP TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR as well as the cumulative TSR of the S&P Industrials Index over the four most recently completed fiscal years:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Company-Selected Measure during the four most recently completed fiscal years:

Total Shareholder Return Vs Peer Group

Compensation Actually Paid, Company TSR, AND PEER GROUP TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR as well as the cumulative TSR of the S&P Industrials Index over the four most recently completed fiscal years:

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Operating Return on Operating Assets (OROA)
Operating Return on Sales (OROS)
Shareholder Value Added (SVA)
Relative Total Shareholder Return (TSR)
Relative Revenue Growth
Return on Equity (ROE)

Total Shareholder Return Amount	$ 189.96	165.72	179.84	153.17
Peer Group Total Shareholder Return Amount	190.66	133.62	128.81	139.83
Net Income (Loss)	$ 7,088,000,000	$ 10,155,000,000	$ 7,130,000,000	$ 5,965,000,000
Company Selected Measure Amount | item	35.9	52.5	39.8	38.1
PEO Name	Mr. May
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Return on Operating Assets (OROA)
Non-GAAP Measure Description
(6)	We determined Operating Return on Operating Assets (OROA) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023 and 2024. OROA is a non-GAAP financial measure used in our Short-Term Incentive plan, and the calculation of, and adjustments to, this measure are described in the Compensation Discussion and Analysis section above. This performance measure may not have been the most important financial performance measure in previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Return on Sales (OROS)
Measure:: 3
Pay vs Performance Disclosure
Name	Shareholder Value Added (SVA)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Revenue Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,698,832)	$ (436,715)		$ (741,736)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,987	313,488	$ 413,778	384,230
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,066,894	20,575,839	29,151,389	37,734,954
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,491,573)	(18,180,007)	(11,234,238)	(9,290,187)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,759,326	21,044,235	19,417,988	19,345,052
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,623,711	(3,635,148)	8,756,697	17,530,496
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,143)	3,166,752	976,704	859,406
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,690)	(83,812)		(339,277)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,750	86,951	189,347	232,162
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,076,876	5,525,211	5,355,688	10,707,251
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,077,272)	(4,788,595)	(1,924,893)	(2,121,595)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,838,984	5,552,601	3,292,511	4,330,904
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,648	(430,014)	1,744,493	5,892,939
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (54,756)	$ 402,624	$ 318,684	$ 483,408